REVENUE AND CONTRACT ACCOUNTING	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUE AND CONTRACT ACCOUNTING

NOTE 6 - REVENUE AND CONTRACT ACCOUNTING

Revenue Recognition and Contract Accounting

The Company generates revenue from four sources: (1) Technology Systems; (2) AI Technology which is included in the consolidated statements of operations line-item Technology Systems; (3) Technical Support; and (4) Consulting Services which is included in the consolidated statements of operations line-item Services and Consulting.

Contract assets and contract liabilities on uncompleted contracts for revenues recognized over time are as follows:

Contract Assets

Contract assets on uncompleted contracts represent cumulative revenues recognized in excess of billings and/or cash received on uncompleted contracts accounted for under the cost-to-cost input method, which recognizes revenue based on the ratio of cost incurred to total estimated costs.

At June 30, 2023 and December 31, 2022, contract assets on uncompleted contracts consisted of the following:

	June 30, 2023	December 31, 2022
Cumulative revenues recognized	$8,278,099	$5,934,205
Less: Billings or cash received	(7,271,308)	(5,508,483)
Contract assets	$1,006,791	$425,722

Contract Liabilities

Contract liabilities on uncompleted contracts represent billings and/or cash received that exceed cumulative revenues recognized on uncompleted contracts accounted for under the cost-to-cost input method, which recognizes revenues based on the ratio of the cost incurred to total estimated costs.

Contract liabilities on services and consulting revenues represent billings and/or cash received in excess of revenue recognized on service agreements that are not accounted for under the cost-to-cost input method.

At June 30, 2023 and December 31, 2022, contract liabilities on uncompleted contracts and contract liabilities on services and consulting consisted of the following:

	June 30, 2023	December 31, 2022
Billings and/or cash receipts on uncompleted contracts	$972,900	$4,355,470
Less: Cumulative revenues recognized	—	(4,144,018)
Contract liabilities, technology systems	972,900	211,452
Contract liabilities, services and consulting	1,466,740	746,545
Total contract liabilities	$2,439,640	$957,997

Contract liabilities at December 31, 2022 were $957,997; of which $211,452 for technology systems and $456,080 in services and consulting has been recognized as of June 30, 2023

The Company expects to recognize all contract liabilities within 12 months from the respective consolidated balance sheet date.

Disaggregation of Revenue

The Company is following the guidance of ASC 606-10-55-296 and 297 for disaggregation of revenue. Accordingly, revenue has been disaggregated according to the nature, amount, timing and uncertainty of revenue and cash flows. We are providing qualitative and quantitative disclosures.

Qualitative:

1.	We have four distinct revenue sources:

a.	Technology Systems (Turnkey, engineered projects);

b.	AI Technology (Associated maintenance and support services);

c.	Technical Support (Licensing and professional services related to auditing of data center assets); and

d.	Consulting Services (Predetermined algorithms to provide important operating information to the users of our systems).

2.	We currently operate in North America including the USA, Mexico and Canada.

3.	Our customers include rail transportation, commercial, government, banking and IT suppliers.

4.	Our services & maintenance contracts are fixed price and fall into two duration types:

a.	Turnkey engineered projects and professional service contracts that are less than one year in duration and are typically one to two quarters in length; and

b.	Maintenance and support contracts ranging from one to five years in length

 Quantitative:

For the Three Months Ended June 30, 2023

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$1,537,286	$42,381	$—	$190,392	$1,770,059

Major Goods and Service Lines

Turnkey Projects	$856,942	$13,552	$—	$—	$870,494
Maintenance and Support	680,344	28,829	—	—	709,173
Algorithms	—	—	—	190,392	190,392
	$1,537,286	$42,381	$—	$190,392	$1,770,059

Timing of Revenue Recognition

Goods transferred over time	$856,942	$13,552	$—	$—	$870,494
Services transferred over time	680,344	28,829	—	190,392	899,565
	$1,537,286	$42,381	$—	$190,392	$1,770,059

For the Three Months Ended June 30, 2022

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$3,315,171	$26,697	$38,737	$236,537	$3,617,142

Major Goods and Service Lines

Turnkey Projects	$2,675,426	$—	$18,517	$—	$2,693,943
Maintenance and Support	639,745	26,697	20,220	150,435	837,097
Algorithms	—	—	—	86,102	86,102
	$3,315,171	$26,697	$38,737	$236,537	$3,617,142

Timing of Revenue Recognition

Goods transferred over time	$2,675,426	$—	$18,517	$—	$2,693,943
Goods delivered at point in time	—	—	—	86,102	86,102
Services transferred over time	639,745	26,697	20,220	150,435	837,097
	$3,315,171	$26,697	$38,737	$236,537	$3,617,142

 For the Six Months Ended June 30, 2023

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$3,913,735	$71,212	$11,353	$418,047	$4,414,347

Major Goods and Service Lines

Turnkey Projects	$2,684,706	$13,552	$—	$—	$2,698,258
Maintenance and Support	1,229,029	57,660	11,353	—	1,298,042
Algorithms	—	—	—	418,047	418,047
	$3,913,735	$71,212	$11,353	$418,047	$4,414,347

Timing of Revenue Recognition

Goods transferred over time	$2,684,706	$13,552	$—	$—	$2,698,258
Services transferred over time	1,229,029	57,660	11,353	418,047	1,716,089
	$3,913,735	$71,212	$11,353	$418,047	$4,414,347

For the Six Months Ended June 30, 2022

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$4,322,444	$43,997	$190,879	$499,138	$5,056,458

Major Goods and Service Lines

Turnkey Projects	$3,196,081	$(498)	$150,438	$—	$3,346,021
Maintenance and Support	1,126,363	44,495	40,441	281,847	1,493,146
Algorithms	—	—	—	217,291	217,291
	$4,322,444	$43,997	$190,879	$499,138	$5,056,458

Timing of Revenue Recognition

Goods transferred over time	$3,196,081	$(498)	$150,438	$—	$3,346,021
Goods delivered at point in time	—	—	—	217,291	217,291
Services transferred over time	1,126,363	44,495	40,441	281,847	1,493,146
	$4,322,444	$43,997	$190,879	$499,138	$5,056,458

NOTE 8 – REVENUES AND CONTRACT ACCOUNTING

The Company generates revenue from four sources: (1) Technology Systems; (2) AI Technology which is included in the consolidated statements of operations line-item Technology Systems; (3) Technical Support; and (4) Consulting Services which is included in the consolidated statements of operations line-item Services and Consulting.

Contract assets and contract liabilities on uncompleted contracts for revenues recognized over time are as follows:

Contract Assets

Contract assets on uncompleted contracts represent cumulative revenues recognized in excess of billings and/or cash received on uncompleted contracts accounted for under the cost-to-cost input method which recognizes revenue based on the ratio of costs incurred to total estimated costs.

At December 31, 2022 and 2021, contract assets on uncompleted contracts consisted of the following:

	2022	2021
Cumulative revenues recognized	$5,934,205	$5,266,930
Less: Billings or cash received	(5,508,483)	(5,263,481)
Contract Assets	$425,722	$3,449

Contract Liabilities

Contract liabilities on uncompleted contracts represent billings and/or cash received that exceed cumulative revenues recognized on uncompleted contracts accounted for under the cost-to-cost input method.

Contract liabilities on services and consulting revenues represent billings and/or cash received in excess of revenue recognized on service agreements that are not accounted for under the cost-to-cost input method.

The Company expects to recognize all contract liabilities within 12 months from the consolidated balance sheet date.

At December 31, 2022 and 2021, contract liabilities on uncompleted contracts consisted of the following:

	2022	2021
Billings and/or cash receipts on uncompleted contracts	$4,355,470	$4,473,726
Less: Cumulative revenues	(4,144,018)	(3,041,088)
Contract liabilities, technology systems	$211,452	$1,232,638
Contract Liabilities, services and consulting	746,545	596,673
Total Contract Liabilities	$957,997	$1,829,311

Disaggregation of Revenue

The Company is following the guidance of ASC 606-10-55-296 and 297 for disaggregation of revenue. Accordingly, revenue has been disaggregated according to the nature, amount, timing and uncertainty of revenue and cash flows. We are providing qualitative and quantitative disclosures.

Qualitative:

1. We have four distinct revenue sources:

a. Technology Systems (Turnkey, engineered projects);

b. AI Technology (Associated maintenance and support services);

c. Technical Support (Licensing and professional services related to auditing of data center assets); and

d. Consulting Services (Predetermined algorithms to provide important operating information to the users of our systems).

2. We currently operate in North America including the USA, Mexico and Canada.

3. Our customers include rail transportation, commercial, government, banking and IT suppliers.

4. Our technology systems and equipment projects fall into two types:

a. Transfer of goods and services are over time.

b. Goods delivered at point in time.

5. Our services & maintenance contracts are fixed price and fall into two duration types:

a. Turnkey engineered projects and professional service contracts that are less than one year in duration and are typically one to two quarters in length; and

b. Maintenance and support contracts ranging from one to five years in length.

Quantitative:

For the Year Ended December 31, 2022

Segments	Rail	Commercial	Petrochemical	Government	Banking/Other	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$13,710,777	$115,443	$—	$237,414	$—	$—	$948,732	$15,012,366

Major Goods and Service Lines
Turnkey Projects	$10,789,693	$9,297	$—	$156,530	$—	$—	$234,772	$11,190,292
Maintenance & Support	2,921,084	106,146	—	80,884	—	—	—	3,108,114
Data Center Auditing Services	—	—	—	—	—	—	—	—
Software License	—	—	—	—	—	—	—	—
Algorithms	—	—	—	—	—	—	713,960	713,960
	$13,710,777	$115,443	$—	$237,414	$—	$—	$948,732	$15,012,366

Timing of Revenue Recognition
Goods transferred over time	$10,789,693	$9,297	$—	$156,530	$—	$—	$234,772	$11,190,292
Services transferred over time	2,921,084	106,146	—	80,884	—	—	713,960	3,822,074
	$13,710,777	$115,443	$—	$237,414	$—	$—	$948,732	$15,012,366

Quantitative:

For the Year Ended December 31, 2021

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Major Goods and Service Lines
Turnkey Projects	$5,255,491	$27,831	$—	$233,145	$1,537	$—	$—	$5,518,004
Maintenance & Support	1,628,179	185,686	(867)	80,885	21,803	—	341,915	2,257,601
Data Center Auditing Services	—	—	—	—	—	131,537	—	131,537
Software License	—	—	—	—	—	3,180	—	3,180
Algorithms	—	—	—	—	—	—	349,595	349,595
	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Timing of Revenue Recognition
Goods transferred over time	$5,255,491	$27,831	$—	$233,145	$1,537	$131,537	$349,595	$5,999,136
Services transferred over time	1,628,179	185,686	(867)	80,885	21,803	3,180	341,915	2,260,781
	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Segment Information

The Company operates in one reportable segment.